CASH AND CASH EQUIVALENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	0.15%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	0.41%